Fair Value Measurements (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Derivative Valuation Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ (1,191,269)		$ (3,760,200)
Included in net loss	(25,606)		8,829,748
Valuation adjustment
Purchases, issuances, and settlements, net	(58,400)		(6,260,817)
Transfers to Level 3
Balance	(1,275,275)		(1,191,269)
Fair Value, Measurements, Recurring [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative valuation	1,275,275	[1]	1,191,269	[2]
Total liabilities measured at fair value	1,275,275		1,191,269
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative valuation		[1]		[2]
Total liabilities measured at fair value
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative valuation		[1]		[2]
Total liabilities measured at fair value
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative valuation	1,275,275	[1]	1,191,269	[2]
Total liabilities measured at fair value	$ 1,275,275		$ 1,191,269

[1]	See Notes 6 & 7 for additional discussion.
[2]	See Notes 4 & 5 for additional discussion